ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME	ACCUMULATED OTHER COMPREHENSIVE INCOME

($ millions)	Currency Translation Reserve	Cash Flow Hedge Reserve	Pension and other Post-Retirement Benefit Plan Adjustments(2)	Total
Balance at December 31, 2023	211	18	(8)	221
Other comprehensive gain before hedging activities	436	—	21	457
Other comprehensive loss resulting from hedging activities(1)	(27)	(10)	—	(37)
Balance at December 31, 2024	620	8	13	641
Other comprehensive (loss) gain before hedging activities	(272)	—	32	(240)
Other comprehensive gain (loss) resulting from hedging activities, net of tax(1)	14	(8)	—	6
Balance at December 31, 2025	362	—	45	407
(1)     Amounts relate to hedges of the Company's net investment in foreign operations (reported in Currency Translation Reserve) and interest rate forward swaps (reported in Cash Flow Hedge Reserve) (Note 23), which matured on March 31, 2025. At December 31, 2025, the other comprehensive loss resulting from hedging activities for interest rate forward swaps includes a realized gain of $4 million that was reclassified to net finance costs (2024: $17 million realized gain).
(2)     Pension and other Post-Retirement Benefit Plan Adjustments will not be reclassified into earnings.